Stock Based Compensation - 2021 Omnibus Incentive Plan (Details) - 2021 Omnibus Incentive Plan	6 Months Ended
Jun. 30, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	5,373,049
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	2,919,493
Number of shares remain available for issuance	2,453,556